TAXES ON INCOME (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrecognized tax positions [Roll Forward]
Balance at the beginning of the year	$ 7,164	$ 6,556	$ 1,402
Increase (decrease) based on tax positions taken during prior years	(64)	258	4,071
Decrease in unrecognized tax positions as a result of statute of limitation expirations	(221)	(267)	(201)
Additions (reductions) related to currency translation	101	(21)	(461)
Increase due to tax positions taken during the current period	111	638	1,745
Balance at the end of the year	$ 7,091	$ 7,164	$ 6,556